Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 15, 2018	Nov. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Total rental expenses for all operating leases			$ 1,666	$ 1,418	$ 1,340
Unrecognized tax benefits and interest			$ 1,920
Settlement of arbitration related, description		The Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. ("Samsung") that constituted the final decision on the Company's dispute with Samsung over a sales contract. The court order required the Company to pay to Samsung total payments of $4,650 including: i) $4,280 as the "Principal Amount", plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the "Settlement Payment"). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Company shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, 1,271,717 and 190,013 ordinary shares were issued to Samsung as escrow shares in the months of May and June 2019 as security for the payments.
Share Purchase Agreement [Member]
Commitments and Contingencies (Textual)
Capital commitments and contingencies agreement, description	The Group entered into a Share Purchase Agreement ("Purchase Agreement") with Shanghai KADI Machinery Technology Co., Ltd. ("KADI SH"), KADI Technologies Limited ("KADI HK") (collectively, "KADI") and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the "KADI's Selling Shareholders"), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH ("KADI SH Shares") and 60% of the issued and outstanding ordinary shares of KADI HK ("KADI HK Shares", together with the KADI SH Shares, the "KADI Shares"). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2018.
Contingent share considerations payable acquisition related description	As of December 31, 2018, the Group had the following contingent share consideration payable related to this acquisition: (i) $1,500 equivalent shares, or 454,545 shares at a price of $3.30 per share upon the closing of this acquisition; (ii) $2,250 equivalent shares, or 589,005 shares at a price of $3.82 per share, upon the achievement of the 2018 revenue target by KADI SH; (iii) $2,250 equivalent shares, or 589,005 shares at a price of $3.82 per share subject to the achievement of the 2019 revenue target by KADI SH; (iv) $2,250 equivalent shares upon the achievement of certain 2020 revenue and net income targets by KADI SH; and (v) $1,500 equivalent shares upon the achievement of certain 2021 revenue and net income targets by KADI SH.